Not FDIC Insured May Lose Value No Bank Guarantee
101-Q3PH

Schedule of Investments
(unaudited)
Templeton Growth Fund, Inc. 2
Notes to Schedule of Investments 5

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited), May 31, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 94.2%
Belgium 2.2%
Anheuser-Busch InBev SA/NV ...... Beverages 3,278,143 $ 174,839,796
China 0.9%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 408,170 73,103,247
France 5.6%
Danone SA ..................... Food Products 2,709,003 160,312,956
a
Faurecia SE .................... Automobile Components 2,333,873 48,408,053
Pernod Ricard SA ................ Beverages 481,673 104,319,932
Thales SA ...................... Aerospace & Defense 973,322 135,639,618
448,680,559
Germany 8.0%
Bayer AG ...................... Pharmaceuticals 2,587,064 144,357,938
Continental AG .................. Automobile Components 1,883,049 125,665,502
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 3,270,051 139,956,332
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 3,981,492 148,199,277
SAP SE ....................... Software 620,319 81,324,574
639,503,623
Hong Kong 1.6%
AIA Group Ltd. .................. Insurance 13,342,557 128,263,030
India 1.9%
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 4,937,913 147,297,841
Japan 7.0%
Hitachi Ltd. ..................... Industrial Conglomerates 994,974 57,255,033
Honda Motor Co. Ltd. ............. Automobiles 4,046,234 115,117,963
Komatsu Ltd. ................... Machinery 3,956,560 92,830,310
Nitori Holdings Co. Ltd. ............ Specialty Retail 1,091,242 132,939,686
Sony Group Corp. ................ Household Durables 1,710,721 160,409,046
558,552,038
Netherlands 1.2%
Shell plc ....................... Oil, Gas & Consumable Fuels 3,603,035 99,042,279
South Korea 2.8%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 4,206,638 226,486,688
Switzerland 0.8%
Adecco Group AG ................ Professional Services 2,198,253 65,676,010
Taiwan 1.6%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 1,326,478 130,777,466
United Kingdom 13.1%
BAE Systems plc ................ Aerospace & Defense 13,109,061 151,484,233
BP plc ......................... Oil, Gas & Consumable Fuels 37,399,371 210,076,835
Compass Group plc .............. Hotels, Restaurants & Leisure 4,237,511 116,106,980
a
International Consolidated Airlines
Group SA ..................... Passenger Airlines 34,033,220 65,632,756
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Hotels, Restaurants & Leisure 3,157,948 47,752,473
Lloyds Banking Group plc .......... Banks 142,690,693 78,605,505
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 100,193,177 178,967,195
Unilever plc ..................... Personal Care Products 3,866,424 193,399,212
1,042,025,189

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United States 47.5%
Albemarle Corp. ................. Chemicals 406,004 $ 78,573,954
a
Alphabet, Inc., A ................. Interactive Media & Services 1,892,194 232,493,877
a
Amazon.com, Inc. ................ Broadline Retail 1,183,363 142,689,911
Applied Materials, Inc. ............. Semiconductors & Semiconductor Equipment 455,788 60,756,540
Bank of America Corp. ............ Banks 2,088,332 58,034,746
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 30,528 76,587,731
Comcast Corp., A ................ Media 4,569,090 179,793,691
a
Dollar Tree, Inc. ................. Consumer Staples Distribution & Retail 999,129 134,762,520
DuPont de Nemours, Inc. .......... Chemicals 1,735,542 116,611,067
a
DXC Technology Co. .............. IT Services 5,645,591 141,309,143
Haleon plc ..................... Personal Care Products 12,917,321 51,089,012
HCA Healthcare, Inc. .............. Health Care Providers & Services 315,919 83,462,641
Honeywell International, Inc. ........ Industrial Conglomerates 421,289 80,718,972
Hyatt Hotels Corp., A .............. Hotels, Restaurants & Leisure 692,528 74,432,909
a
ICON plc ....................... Life Sciences Tools & Services 651,544 138,798,418
Johnson & Johnson .............. Pharmaceuticals 1,172,040 181,736,522
Lear Corp. ..................... Automobile Components 853,453 104,684,545
Medtronic plc ................... Health Care Equipment & Supplies 2,345,991 194,154,215
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 1,914,607 130,576,197
Microsoft Corp. .................. Software 274,032 89,989,368
Paramount Global, B .............. Media 2,293,852 34,889,489
Schneider Electric SE ............. Electrical Equipment 613,435 106,103,693
Starbucks Corp. ................. Hotels, Restaurants & Leisure 1,221,594 119,276,438
Target Corp. .................... Consumer Staples Distribution & Retail 648,678 84,931,411
TJX Cos., Inc. (The) .............. Specialty Retail 2,473,350 189,928,547
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 1,170,074 160,592,657
Union Pacific Corp. ............... Ground Transportation 713,858 137,431,942
UnitedHealth Group, Inc. ........... Health Care Providers & Services 360,603 175,700,206
Visa, Inc., A ..................... Financial Services 396,952 87,738,301
a
Walt Disney Co. (The) ............. Entertainment 1,686,570 148,350,697
a
YETI Holdings, Inc. ............... Leisure Products 1,359,768 49,726,716
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 1,129,090 143,778,321
3,789,704,397
Total Common Stocks (Cost $6,985,096,798) ....................................
7,523,952,163
a a a a a
Escrows and Litigation Trusts 0.0%
a,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $6,985,096,798) .............................
7,523,952,163
Short Term Investments 5.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 5.8%
Canada 2.9%
National Bank of Canada, 5.06%,
6/01/23 ...................... 200,000,000 200,000,000
Royal Bank of Canada, 5.05%, 6/01/23 30,300,000 30,300,000
230,300,000

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 7 .
Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits
(continued)
France 2.9%
Credit Agricole Corporate and
Investment Bank SA, 5.05%, 6/01/23 230,000,000 $ 230,000,000
Total Time Deposits (Cost $460,300,000) .......................................
460,300,000
a a a a a
Total Short Term In vestments (Cost $460,300,000 ) ...............................
460,300,000
a a a
Total Investments (Cost $7,445,396,798) 100.0% ................................
$7,984,252,163
Other Assets, less Liabilities 0.0%
†
............................................
3,478,551
Net Assets 100.0% ...........................................................
$7,987,730,714
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the value of this security was
$47,752,473, representing 0.6% of net assets.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

Templeton Growth Fund, Inc.

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton Growth Fund, Inc (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Growth Fund, Inc.
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2023, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth Fund, Inc.
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.621% $54,376,208 $282,899,098 $(337,275,306) $— $— $— — $1,017,638
Total Affiliated Securities ... $54,376,208 $282,899,098 $(337,275,306) $— $— $— $1,017,638
2. Financial Instrument Valuation
(continued)

Templeton Growth Fund, Inc.
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of May 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period .
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. $ — $ 174,839,796 $ — $ 174,839,796
China ............................... 73,103,247 — — 73,103,247
France ............................... — 448,680,559 — 448,680,559
Germany ............................. — 639,503,623 — 639,503,623
Hong Kong ........................... — 128,263,030 — 128,263,030
India ................................ — 147,297,841 — 147,297,841
Japan ............................... — 558,552,038 — 558,552,038
Netherlands ........................... — 99,042,279 — 99,042,279
South Korea .......................... — 226,486,688 — 226,486,688
Switzerland ........................... — 65,676,010 — 65,676,010
Taiwan ............................... 130,777,466 — — 130,777,466
United Kingdom ........................ — 1,042,025,189 — 1,042,025,189
United States .......................... 3,632,511,692 157,192,705 — 3,789,704,397
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 460,300,000 — 460,300,000
Total Investments in Securities ........... $3,836,392,405 $4,147,859,758
b
$— $7,984,252,163
a
Includes financial instruments determined to have no value at May 31, 2023.
b
Includes foreign securities valued at $3,687,559,758, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.